JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2022
Joint Venture
SCHEDULE OF INVESTMENT IN JOINT VENTURE

The Company’s investment in joint venture during the year can be summarized as follows:

Balance, January 1, 2021	$-
Contribution of intellectual property	22,500,000
Unrecognized gain on contribution of intellectual property	(19,912,500)
Share of loss in joint venture for the year ended December 31, 2021	(1,142,249)

Investment balance, December 31, 2021	1,445,251
Recognized gain on contribution of intellectual property	1,746,987
Share of loss in joint venture for the year ended December 31, 2022	(3,211,993)
Effect of changes in foreign exchange rates	19,755

Investment balance, December 31, 2022	$-

SCHEDULE OF FINANCIAL INFORMATION OF JOINT VENTURE

Summarized financial information of the joint venture is as follows:

December 31,	2022	2021	2020

Current assets	$1,951,654	$2,287,252	$-
Intangible assets	18,708,065	22,500,000	-
Liabilities	(180,897)	(44,683)	-
Owners Equity	(20,478,822)	(24,742,569)	-

Net loss	$4,319,857	$1,212,417	$-